Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 7,230	[1]
Tax effect	(1,528)	[2]
Net of tax before allocation to noncontrolling interests	5,702
Net of tax attributable to noncontrolling interests	(16)	[2]
Net of tax attributable to MHFG shareholders	5,686
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(2,735)	[1]
Tax effect	889	[2]
Net of tax before allocation to noncontrolling interests	(1,846)
Net of tax attributable to noncontrolling interests	(10)	[2]
Net of tax attributable to MHFG shareholders	(1,856)
Accumulated Net Unrealized Investment Gain (Loss) | Foreign exchange adjustments gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	745	[1]
Net of tax before allocation to noncontrolling interests	745
Net of tax attributable to MHFG shareholders	745
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	9,068	[1]
Tax effect	(2,370)	[2]
Net of tax before allocation to noncontrolling interests	6,698
Net of tax attributable to noncontrolling interests	(2)	[2]
Net of tax attributable to MHFG shareholders	6,696
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	152	[1]
Tax effect	(47)	[2]
Net of tax before allocation to noncontrolling interests	105
Net of tax attributable to noncontrolling interests	(4)	[2]
Net of tax attributable to MHFG shareholders	¥ 101

[1]	The financial statement line item in which the amounts in the Before tax column are reported in the Consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.